General Company Information	12 Months Ended
Dec. 31, 2023
General Company Information [Abstract]
General Company Information
Note 1. General Company Information
Procaps Group, S.A., (the “Company”), a public limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg and its subsidiaries (collectively, the “Group”) primarily engages in developing, producing and marketing pharmaceutical solutions. Further information about the Group’s business activities, reportable segments and related party relationships is included in Note 8. Revenue, Note 9. Segment reporting and Note 31. Events after the reporting period, respectively.
The Group’s principal subsidiaries as of December 31, 2023 and 2022 are set out below. Unless otherwise stated, they have share capital consisting solely of Ordinary Shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

	Place of business/country of incorporation	Ownership interests held by		Principal activities
		the Group
Name of entity		2023	2022
Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%
Procaps S.A. de C.V	El Salvador	100%	100%
Softcaps - Colbras	Brazil	100%	100%
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	Diabetes solutions and chronic disease management tool.
There are no significant restrictions on the ability of the Group to access or use assets and settle liabilities.
The Consolidated Financial Statements of the Group for the years ended December 31, 2023, 2022 and 2021 comprise the Group and its interest in joint ventures, investments and operations. The Group prepares and publishes its Consolidated Financial Statements in United States Dollars (“USD”), and the numbers are rounded to the thousands of USD unless otherwise stated. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.
The Consolidated Financial Statements were authorized for issue by the Group’s Audit Committee on August 25, 2025.
Reverse reorganization
On March 31, 2021, Union Acquisition Corp. II, a publicly-traded special purpose acquisition company previously listed on the NASDAQ under “LATNU” domiciled in the Cayman Islands (“SPAC”), Crynssen Pharma Group Limited, a private limited liability company registered under the laws of Malta (“OpCo”), Procaps Group, S.A. (“Holdco”) and OZLEM Limited, an exempted company incorporated under the laws of the Cayman Islands (“Merger Sub”), entered into a Business Combination Agreement (the “Business Combination Agreement” or “BCA” or the “Transaction”).
The Transaction was approved at an Extraordinary General Meeting of LATNU’s shareholders on September 22, 2021 and subsequently consummated on September 29, 2021.
As a result of the consummation of the Transaction, OpCo and SPAC had become direct wholly-owned subsidiaries of Holdco and the OpCo shareholders and SPAC shareholders became holders of issued and outstanding Holdco Ordinary Shares: Procaps Group, S.A.
Emerging Growth Company Status
Procaps Group, S.A. is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Group will remain an emerging growth company until the earliest of:
•The last day of the first fiscal year (a) following the fifth anniversary of a public equity offering, (b) in which its annual gross revenue totals at least $1.235 billion or (c) when the Group is deemed to be a large accelerated filer, which means the market value of the Group’s Ordinary Shares held by non-affiliates exceeds $700 million as of the prior June 30th; and
•The date on which the Group has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.
Grupo Somar and Pearl Mexico Acquisition
On May 16, 2022, Procaps Group, S.A. entered into a Stock Purchase Agreement (the “SPA”) with AI Global Investments PCC Limited (Netherlands), a protected cell company limited by shares organized under the laws of the Island of Guernsey (“PCC”), acting for and on behalf of the Soar Cell, Triana Capital S.A. de C.V., a corporation organized under the laws of Mexico (“Triana”), AI Pearl (Netherlands) B.V., a private limited company (besloten vennootschap met beperkte aansprakelijkheid) incorporated under the laws of the Netherlands (“Pearl Holding Seller”), Perrigo Ireland 7 DAC, a company duly organized and validly existing under the laws of the Republic of Ireland (“Pearl Ireland”, and together with PCC, Triana and Pearl Holding Seller, each a “Seller” and collectively, the “Sellers”), AI Soar (Netherlands) BV, a (besloten vennootschap met beperkte aansprakelijkheid) incorporated under the laws of the Netherlands (“Somar Holding Company”), Química y Farmacia S.A. de C.V., a Sociedad Anónima de Capital Variable duly organized and validly existing under the laws of Mexico (“Quifa”), PDM Acondifarma S.A. de C.V., a Sociedad Anónima de Capital Variable duly organized and validly existing under the laws of Mexico (“PDM”), Gelcaps Exportadora de México S.A. de C.V., a Sociedad Anónima de Capital Variable duly organized and validly existing under the laws of Mexico (“Gelcaps”, and together with Quifa and PDM, “Pearl Mexico”) and Grupo Farmacéutico Somar S.A.P.I. de C.V., a Sociedad Anónima Promotora de Inversión de Capital Variable organized under the laws of Mexico (“Somar” and together with Somar Holding Company, “Grupo Somar”, and together with Pearl Mexico, the “Targets”) (the “Acquisition”).
The Acquisition, which was expected to close in the fourth quarter of 2022, was delayed indefinitely and subsequently terminated on January 1, 2023, after the Group was informed by the Sellers that a court in Mexico City issued a precautionary lien affecting a portion of capital stock of Grupo Somar in connection with a pending dispute that involves an investment by a fund managed by Advent International but that is otherwise unrelated to the Sellers, Grupo Somar, the Group, or the Acquisition.
Debt Commitment Letter and Bridge Loan Credit Agreement
Concurrently with the execution of the SPA, the Group, as borrower, entered into a Commitment Letter with Bank of America, N.A., BofA Securities, Inc., JPMorgan Chase Bank, N.A. and Morgan Stanley Senior Funding, Inc. (“Commitment Letter”) for a bridge loan of up to $485 million (the “Bridge Loan”), which would have been guaranteed by each existing and future direct and indirect material subsidiary of the Group, and the Targets and each of their subsidiaries upon the Closing. The Bridge Loan would have also been secured by a pledge from the Group of its shares in the Targets. The proceeds of the Bridge Loan would have been used, together with the Group’s cash on hand, to finance the cash portion of the purchase price of the Acquisition (including related fees and expenses) and, in the event necessary, to prepay certain of the Group’s existing debt.
On October 11, 2022, Procaps Group, S.A. entered into a Credit Agreement with Bank of America, N.A., BofA Securities, Inc., JPMorgan Chase Bank, N.A. and Morgan Stanley Senior Funding, Inc. who are the book runners and joint arrangers (the “Bridge Credit Agreement”) for the Bridge Loan. The Bridge Credit Agreement terms are consistent with the terms of the Commitment Letter. The Bridge Credit Agreement effectively replaced the Commitment Letter upon its execution.

Following the Group’s termination of the SPA, the Group advised the joint arrangers and book runners on January 1, 2023 of its desire to terminate the transaction documents (including, without limitation, the commitments under the Bridge
Credit Agreement and, for the avoidance of doubt, any commitments under the Commitment Letter) and pay all outstanding obligations, amounting to $5,719, under the Bridge Credit Agreement and any other transaction document as of January 10, 2023.
Senior Notes Amendment
The Group intended to prepay in full the aggregate principal amount of the 4.75% guaranteed senior notes due November 12, 2031 (the “Senior Notes”) issued by Procaps, S.A., the Group’s subsidiary, pursuant to a note purchase agreement (the “NPA”) entered into on November 5, 2021, with the noteholders thereunder (collectively, the “Noteholders”), together with interest accrued thereon to the date of such prepayment and the make-whole amount determined for the date of such prepayment pursuant to the NPA (the “Notes Payoff”). The Group previously expected that the closing of the Acquisition would occur on October 14, 2022, and accordingly, pursuant to the requirements of the NPA, delivered advance notice to the Noteholders of the Notes Payoff to occur on such date. As a result of a delay and subsequent termination in the closing of the Acquisition, the expected borrowing under the Credit Agreement did not occur, and the Group was unable to complete the Notes Payoff on the date scheduled, which technically constituted an event of default under the NPA. The Noteholders informed the Group that they would not exercise any rights or remedies under the NPA due to such technical default pending entry into an amendment to the NPA formally waiving such default, and the Group and the Noteholders executed temporary waivers in connection therewith. On November 1, 2022, the Group and the Noteholders entered into an amendment to the NPA (the “NPA Amendment”), formally waiving the technical default and which also (i) provided the Group the ability, until November 30, 2022, to prepay the Senior Notes with two business days’ notice, (ii) provided that the make-whole amount under the NPA shall in no case be less than $1,488, and (iii) provided that, if the Notes Payoff did not occur on or prior to November 30, 2022, a waiver fee of 3.75% per annum on the outstanding principal amount of Senior Notes outstanding shall (a) accrue from (and including) October 14, 2022 and (b) be payable to the Noteholders on the 12th day of February, May, August and November in each year (commencing on February 12, 2023), on the maturity date of such Senior Note and on each other date on which interest on such Senior Note is due and payable in accordance with the terms of the NPA and such Senior Note. The Notes Payoff did not occur on or prior to November 30, 2022, therefore triggering the 3.75% per annum waiver fee on the outstanding principal amount of Senior Notes with the terms mentioned above. Refer to Note 21. Borrowings for further detail on impact of the NPA Amendment.
Ongoing Military Operation in Ukraine and Related Sanctions
The ongoing military operation in Ukraine and the related sanctions targeted against the Russian Federation have disrupted international commerce and the global economy. In 2023, a subsidiary of the Group located in Colombia entered into a standard, arms-length commercial agreement with a Russian entity and began the sale and shipment of goods to Russia, which is permissible under the current US sanctions to Russia as established by the Office of Foreign Assets Control (OFAC). The Group does not hold any investments or assets in Russia and the sales to Russia for the year ended December 31, 2023 represent less than 1% of the total sales of the Group. The Group performed an initial compliance diligence before engaging in transactions and as of December 31, 2023, management evaluated if any risk associated with these transactions existed and concluded that there were no financial or any other risks identified. The Group does not have any other direct exposure to Ukraine, Russia or Belarus considering there are not any additional existing operations or sales in those locations, but management will continue to monitor new implementations of US restrictions and prohibitions related to transactions with Russia.

The length and severity of the effects on its business and the global economy are inherently unpredictable. Management will continue to monitor the effects of the war in Ukraine and its potential further impacts, including global supply chain disruptions, inflation, and high interest rates, when making certain estimates and judgments relating to the preparation of the Consolidated Financial Statements of the Group.